Non-Controlling Interests (Tables)	6 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Schedule of Non-Controlling Interests
	December 31, 2025	June 30, 2025
	RM	RM

Non-controlling interests	400	400

Schedule of Material Non-Controlling Interests	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:
December 31, 2025	ARB Lab
NCI percentage of ownership interest and voting interest (%)	-
Carrying amount of NCI (RM)	400
(Loss)/Profit allocated to NCI (RM)	-
Total comprehensive (loss)/ income allocated to NCI (RM)	-
June 30, 2025	ARB Lab
NCI percentage of ownership interest and voting interest (%)	-
Carrying amount of NCI (RM)	400
(Loss)/Profit allocated to NCI (RM)	-
Total comprehensive (loss)/ income allocated to NCI (RM)	-